Reconciliation of profit before taxation to headline operating profit (Tables)	6 Months Ended
Jun. 30, 2025
Reconciliation of operating profit to headline operating profit [Abstract]
Summary of Reconciliation of Operating (Loss)/Profit to Headline Operating Profit	Property-related restructuring costs includes £5 million of property-related impairment charges (2024: £4 million).